6. Intangible assets (Tables) (Annual Report [Member])	12 Months Ended
Dec. 31, 2013
Annual Report [Member]
Intangible Assets
Intangible assets	$402,000	$402,000
Less: accumulated amortization	(155,775)	(135,675)
Net intangible assets	$246,225	$266,325

Future Amortization Expense
Future amortization expense:

Year ended December 31,
2014	$20,100
2015	$20,100
2016	$20,100
2017	$20,100
2018	$20,100